Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 17: COMMITMENTS AND CONTINGENCIES
As of June 26, 2021, including amounts associated with our discontinued operations, we have unconditional purchase obligations of $431 million that expire at various dates through 2026 and guarantees of $11 million that expire at various dates through 2028.
We are a party to various legal proceedings that have arisen in the ordinary course of our business. At present, we do not expect that any ordinary course legal proceedings, individually or in the aggregate, will have a material adverse effect on our business, results of operations, financial condition or cash flows.
In the ordinary course of our business, we are subject to examination by taxing authorities for both direct and indirect taxes in many of the domestic and foreign jurisdictions in which we operate. We are unable to make a reasonably reliable estimate as to when or if settlements with taxing authorities may occur. However, we do not anticipate that the resolution of these tax matters or any events related thereto will have a material adverse effect on our business, results of operations, financial condition or cash flows.

NOTE 19: COMMITMENTS AND CONTINGENCIES
As of December 26, 2020, including amounts associated with our discontinued operations, we have unconditional purchase obligations of $149 million that expire at various dates through 2025 and guarantees of $12 million that expire at various dates through 2028.
As of December 26, 2020, excluding the amounts related to lease obligations which are disclosed in
Note 5
, the future minimum payments under all unconditional purchase obligations with a remaining term in excess of one year were as follows:

(in millions)
2021	$49
2022	45
2023	39
2024	12
2025	4
Thereafter	—

Total	$149

Subsequent to December 26, 2020, we have executed contracts with additional unconditional purchase commitments in the amount of $315 million that we expect to incur in the years 2021 through 2026.
We are a party to various legal proceedings that have arisen in the ordinary course of our business. At present, we do not expect that any ordinary course legal proceedings, individually or in the aggregate, will have a material adverse effect on our business, results of operations, financial condition or cash flows.